Fair Value Measurement (Details) - Schedule of fair value of the Company's derivative liabilities $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value Measurement (Details) - Schedule of fair value of the Company's derivative liabilities [Line Items]
Balance at beginning of year	$ 8,355
Transferred to equity on debt conversion	(2,389)
Transferred from equity on recognition of derivative liability	314
Increase (Decrease) in fair value included in earnings	1,296
Balance at end of year	7,576
Conversion feature derivative liability [Member]
Fair Value Measurement (Details) - Schedule of fair value of the Company's derivative liabilities [Line Items]
Balance at beginning of year	8,355
Transferred to equity on debt conversion	(2,383)
Transferred from equity on recognition of derivative liability
Increase (Decrease) in fair value included in earnings	1,559
Balance at end of year	7,531
Common stock derivative liability [Member]
Fair Value Measurement (Details) - Schedule of fair value of the Company's derivative liabilities [Line Items]
Balance at beginning of year
Transferred to equity on debt conversion	(6)
Transferred from equity on recognition of derivative liability	314
Increase (Decrease) in fair value included in earnings	(263)
Balance at end of year	$ 45